Distribution Date:	03/17/26	Benchmark 2023-B39 Mortgage Trust
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2023-B39

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Raul D. Orozco		raul.d.orozco@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street Trading | New York, NY 10013 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
Mortgage Loan Detail (Part 2)	15-16				AskMidland@midlandls.com
			10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	K-Star Asset Management LLC
Historical Detail	18
			Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Delinquency Loan Detail	19		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Collateral Stratification and Historical Detail	20	Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Liquidated Loan Detail	24	Representations Reviewer

Historical Bond / Collateral Loss Reconciliation Detail	25		CMBS Notices		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26
		Controlling Class	KKR Real Estate Credit Opportunity Partners II L.P.
Supplemental Notes	27	Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081925AA7	6.035320%	7,664,000.00	2,876,935.28	187,984.09	14,469.35	0.00	0.00	202,453.44	2,688,951.19	30.17%	30.00%
A-2	081925AB5	6.572523%	201,276,000.00	201,276,000.00	0.00	1,102,409.32	0.00	0.00	1,102,409.32	201,276,000.00	30.17%	30.00%
A-4	081925AC3	5.502260%	54,000,000.00	54,000,000.00	0.00	247,601.70	0.00	0.00	247,601.70	54,000,000.00	30.17%	30.00%
A-5	081925AD1	5.753590%	361,919,000.00	361,919,000.00	0.00	1,735,277.95	0.00	0.00	1,735,277.95	361,919,000.00	30.17%	30.00%
A-SB	081925AE9	6.059180%	9,679,000.00	9,679,000.00	0.00	48,872.34	0.00	0.00	48,872.34	9,679,000.00	30.17%	30.00%
A-S	081925BA6	6.249540%	120,109,000.00	120,109,000.00	0.00	625,521.67	0.00	0.00	625,521.67	120,109,000.00	16.84%	16.75%
B	081925AG4	6.192030%	38,525,000.00	38,525,000.00	0.00	198,789.96	0.00	0.00	198,789.96	38,525,000.00	12.57%	12.50%
C	081925AH2	6.572523%	27,439,000.00	27,439,000.00	0.00	150,286.22	0.00	0.00	150,286.22	27,439,000.00	9.53%	9.47%
D-RR	081925AM1	6.572523%	12,220,000.00	12,220,000.00	0.00	66,930.19	0.00	0.00	66,930.19	12,220,000.00	8.17%	8.13%
E-RR	081925AP4	6.572523%	9,065,000.00	9,065,000.00	0.00	49,649.94	0.00	0.00	49,649.94	9,065,000.00	7.16%	7.13%
F-RR	081925AR0	6.572523%	9,065,000.00	9,065,000.00	0.00	49,649.94	0.00	0.00	49,649.94	9,065,000.00	6.16%	6.13%
G-RR	081925AT6	6.572523%	16,996,000.00	16,996,000.00	0.00	93,088.84	0.00	0.00	93,088.84	16,996,000.00	4.27%	4.25%
J-RR	081925AV1	6.572523%	11,331,000.00	11,331,000.00	0.00	62,061.05	0.00	0.00	62,061.05	11,331,000.00	3.02%	3.00%
K-RR*	081925AX7	6.572523%	27,195,263.00	27,195,263.00	0.00	156,530.13	0.00	0.00	156,530.13	27,195,263.00	0.00%	0.00%
R	081925AY5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			906,483,263.00	901,696,198.28	187,984.09	4,601,138.60	0.00	0.00	4,789,122.69	901,508,214.19

X-A	081925AF6	0.572760%	634,538,000.00	629,750,935.28	0.00	300,579.87	0.00	0.00	300,579.87	629,562,951.19
X-B	081925AJ8	0.336950%	158,634,000.00	158,634,000.00	0.00	44,543.08	0.00	0.00	44,543.08	158,634,000.00
Notional SubTotal			793,172,000.00	788,384,935.28	0.00	345,122.95	0.00	0.00	345,122.95	788,196,951.19

Deal Distribution Total					187,984.09	4,946,261.55	0.00	0.00	5,134,245.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081925AA7	375.38299582	24.52819546	1.88796320	0.00000000	0.00000000	0.00000000	0.00000000	26.41615866	350.85480037
A-2	081925AB5	1,000.00000000	0.00000000	5.47710268	0.00000000	0.00000000	0.00000000	0.00000000	5.47710268	1,000.00000000
A-4	081925AC3	1,000.00000000	0.00000000	4.58521667	0.00000000	0.00000000	0.00000000	0.00000000	4.58521667	1,000.00000000
A-5	081925AD1	1,000.00000000	0.00000000	4.79465834	0.00000000	0.00000000	0.00000000	0.00000000	4.79465834	1,000.00000000
A-SB	081925AE9	1,000.00000000	0.00000000	5.04931708	0.00000000	0.00000000	0.00000000	0.00000000	5.04931708	1,000.00000000
A-S	081925BA6	1,000.00000000	0.00000000	5.20795003	0.00000000	0.00000000	0.00000000	0.00000000	5.20795003	1,000.00000000
B	081925AG4	1,000.00000000	0.00000000	5.16002492	0.00000000	0.00000000	0.00000000	0.00000000	5.16002492	1,000.00000000
C	081925AH2	1,000.00000000	0.00000000	5.47710266	0.00000000	0.00000000	0.00000000	0.00000000	5.47710266	1,000.00000000
D-RR	081925AM1	1,000.00000000	0.00000000	5.47710229	0.00000000	0.00000000	0.00000000	0.00000000	5.47710229	1,000.00000000
E-RR	081925AP4	1,000.00000000	0.00000000	5.47710314	0.00000000	0.00000000	0.00000000	0.00000000	5.47710314	1,000.00000000
F-RR	081925AR0	1,000.00000000	0.00000000	5.47710314	0.00000000	0.00000000	0.00000000	0.00000000	5.47710314	1,000.00000000
G-RR	081925AT6	1,000.00000000	0.00000000	5.47710285	0.00000000	0.00000000	0.00000000	0.00000000	5.47710285	1,000.00000000
J-RR	081925AV1	1,000.00000000	0.00000000	5.47710264	0.00000000	0.00000000	0.00000000	0.00000000	5.47710264	1,000.00000000
K-RR	081925AX7	1,000.00000000	0.00000000	5.75578659	(0.27868383)	6.39277399	0.00000000	0.00000000	5.75578659	1,000.00000000
R	081925AY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081925AF6	992.45582657	0.00000000	0.47369877	0.00000000	0.00000000	0.00000000	0.00000000	0.47369877	992.15957309
X-B	081925AJ8	1,000.00000000	0.00000000	0.28079151	0.00000000	0.00000000	0.00000000	0.00000000	0.28079151	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/26 - 02/28/26	30	0.00	14,469.35	0.00	14,469.35	0.00	0.00	0.00	14,469.35	0.00
A-2	02/01/26 - 02/28/26	30	0.00	1,102,409.32	0.00	1,102,409.32	0.00	0.00	0.00	1,102,409.32	0.00
A-4	02/01/26 - 02/28/26	30	0.00	247,601.70	0.00	247,601.70	0.00	0.00	0.00	247,601.70	0.00
A-5	02/01/26 - 02/28/26	30	0.00	1,735,277.95	0.00	1,735,277.95	0.00	0.00	0.00	1,735,277.95	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	48,872.34	0.00	48,872.34	0.00	0.00	0.00	48,872.34	0.00
A-S	02/01/26 - 02/28/26	30	0.00	625,521.67	0.00	625,521.67	0.00	0.00	0.00	625,521.67	0.00
X-A	02/01/26 - 02/28/26	30	0.00	300,579.87	0.00	300,579.87	0.00	0.00	0.00	300,579.87	0.00
B	02/01/26 - 02/28/26	30	0.00	198,789.96	0.00	198,789.96	0.00	0.00	0.00	198,789.96	0.00
C	02/01/26 - 02/28/26	30	0.00	150,286.22	0.00	150,286.22	0.00	0.00	0.00	150,286.22	0.00
X-B	02/01/26 - 02/28/26	30	0.00	44,543.08	0.00	44,543.08	0.00	0.00	0.00	44,543.08	0.00
D-RR	02/01/26 - 02/28/26	30	0.00	66,930.19	0.00	66,930.19	0.00	0.00	0.00	66,930.19	0.00
E-RR	02/01/26 - 02/28/26	30	0.00	49,649.94	0.00	49,649.94	0.00	0.00	0.00	49,649.94	0.00
F-RR	02/01/26 - 02/28/26	30	0.00	49,649.94	0.00	49,649.94	0.00	0.00	0.00	49,649.94	0.00
G-RR	02/01/26 - 02/28/26	30	0.00	93,088.84	0.00	93,088.84	0.00	0.00	0.00	93,088.84	0.00
J-RR	02/01/26 - 02/28/26	30	0.00	62,061.05	0.00	62,061.05	0.00	0.00	0.00	62,061.05	0.00
K-RR	02/01/26 - 02/28/26	30	180,443.74	148,951.25	0.00	148,951.25	(7,578.88)	0.00	0.00	156,530.13	173,853.17
Totals			180,443.74	4,938,682.67	0.00	4,938,682.67	(7,578.88)	0.00	0.00	4,946,261.55	173,853.17

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	5,134,245.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,621,720.78	Master Servicing Fee	3,781.59
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,083.33
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	350.66
ARD Interest	0.00	Operating Advisor Fee	1,143.15
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	329,320.64
Total Interest Collected	4,951,041.42	Total Fees	12,358.73

Principal		Expenses/Reimbursements
Scheduled Principal	187,984.09	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(7,578.88)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	187,984.09	Total Expenses/Reimbursements	(7,578.88)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,946,261.55
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	187,984.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,134,245.64
Total Funds Collected	5,139,025.51	Total Funds Distributed	5,139,025.49

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	901,696,198.62	901,696,198.62	Beginning Certificate Balance	901,696,198.28
(-) Scheduled Principal Collections	187,984.09	187,984.09	(-) Principal Distributions	187,984.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	901,508,214.53	901,508,214.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	901,865,652.20	901,865,652.20	Ending Certificate Balance	901,508,214.19
Ending Actual Collateral Balance	901,699,303.53	901,699,303.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.34)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.34)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
19,999,999 or less	20	211,076,344.76	23.41%	75	6.9428	1.978448	1.49 or less	12	289,318,528.72	32.09%	69	6.7899	1.210221
$20,000,000 to $29,999,999	9	220,739,069.77	24.49%	68	6.5098	2.015297	1.5000000 to 1.999999	19	370,851,032.71	41.14%	75	6.5886	1.806359
$30,000,000 to $39,999,999	10	317,192,800.00	35.18%	68	6.3637	2.040249	2.0000000 to 2.499999	7	140,250,000.00	15.56%	66	6.6193	2.190000
$40,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.5000000 or greater	4	101,088,653.10	11.21%	87	5.9815	3.784140
$50,000,000 to $59,999,999	3	152,500,000.00	16.92%	87	6.6880	1.312131	Totals	42	901,508,214.53	100.00%	73	6.5899	1.896500
$60,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	901,508,214.53	100.00%	73	6.5899	1.896500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	48,362,800.00	5.36%	40	6.0804	1.858258
							Industrial	11	282,660,000.00	31.35%	87	6.6003	1.645845
California	9	263,400,000.00	29.22%	86	6.3145	2.358223
							Lodging	6	107,312,518.60	11.90%	87	7.0004	2.012816
Florida	3	50,000,000.00	5.55%	87	6.9900	2.290000
							Mixed Use	2	64,400,000.00	7.14%	83	5.9411	1.390000
Georgia	1	14,705,359.49	1.63%	27	8.3050	1.400000
							Office	9	169,094,012.59	18.76%	39	6.8152	1.914628
Illinois	1	52,500,000.00	5.82%	86	7.0700	1.240000
							Retail	12	273,154,483.34	30.30%	72	6.4156	2.220101
Indiana	1	18,079,349.37	2.01%	85	7.0800	1.650000
							Totals	40	901,508,214.53	100.00%	73	6.5899	1.896500
Maryland	1	30,680,000.00	3.40%	87	7.2100	1.990000

Massachusetts	2	50,000,000.00	5.55%	28	6.2980	2.230000

Michigan	2	23,300,000.00	2.58%	76	6.0200	1.570000

Minnesota	1	26,480,000.00	2.94%	87	6.9850	1.180000

Nevada	4	66,000,000.00	7.32%	60	6.8642	1.507273

New Jersey	1	25,000,000.00	2.77%	25	5.8400	1.570000

Pennsylvania	2	40,000,000.00	4.44%	27	7.7875	1.110000

Texas	2	27,321,822.33	3.03%	87	7.4375	3.177792

Various	8	160,791,683.34	17.84%	87	6.2264	1.551915

Totals	40	901,508,214.53	100.00%	73	6.5899	1.896500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	7	224,400,000.00	24.89%	79	5.8485	2.136212	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.0000% to 6.4999%	12	213,975,400.00	23.74%	60	6.1892	1.926246	13 months or greater	42	901,508,214.53	100.00%	73	6.5899	1.896500
	6.5000% to 6.9999%	9	186,530,753.11	20.69%	79	6.8703	1.793966	Totals	42	901,508,214.53	100.00%	73	6.5899	1.896500
	7.0000% to 7.4999%	8	207,054,048.98	22.97%	85	7.1011	1.918160
	7.5000 or greater	6	69,548,012.44	7.71%	37	7.9413	1.242061
	Totals	42	901,508,214.53	100.00%	73	6.5899	1.896500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	12	200,705,359.49	22.26%	26	6.7713	1.663820	Interest Only	36	820,110,000.00	90.97%	73	6.5118	1.867541
61 months to 109 months		30	700,802,855.04	77.74%	86	6.5380	1.963139	178 or less	2	21,291,683.34	2.36%	86	6.9100	1.920000
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 or greater	4	60,106,531.19	6.67%	72	7.5422	2.283304
	Totals	42	901,508,214.53	100.00%	73	6.5899	1.896500	Totals	42	901,508,214.53	100.00%	73	6.5899	1.896500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	18,079,349.37	2.01%	85	7.0800	1.650000			No outstanding loans in this group
	12 months or less	36	806,107,042.83	89.42%	71	6.5254	1.834194
	13 months to 24 months	4	61,233,169.23	6.79%	87	7.1056	2.121227
	25 months or greater	1	16,088,653.10	1.78%	87	7.3100	4.440000
	Totals	42	901,508,214.53	100.00%	73	6.5899	1.896500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30509797	IN	VAR	VAR	Actual/360	6.226%	145,285.00	0.00	0.00	N/A	06/06/33	--	30,000,000.00	30,000,000.00	03/06/26
1A3	30509799	IN	VAR	VAR	Actual/360	6.226%	72,642.50	0.00	0.00	N/A	06/06/33	--	15,000,000.00	15,000,000.00	03/06/26
1A4	30509800	IN	VAR	VAR	Actual/360	6.226%	48,428.33	0.00	0.00	N/A	06/06/33	--	10,000,000.00	10,000,000.00	03/06/26
1A5	30509801	IN	VAR	VAR	Actual/360	6.226%	36,321.25	0.00	0.00	N/A	06/06/33	--	7,500,000.00	7,500,000.00	03/06/26
1A6	30509802	IN	VAR	VAR	Actual/360	6.226%	130,756.50	0.00	0.00	N/A	06/06/33	--	27,000,000.00	27,000,000.00	03/06/26
2A1	30509805	IN	Fremont	CA	Actual/360	7.040%	273,777.78	0.00	0.00	N/A	06/06/33	--	50,000,000.00	50,000,000.00	03/06/26
2A2	30509806	IN	Fremont	CA	Actual/360	7.040%	109,511.11	0.00	0.00	N/A	06/06/33	--	20,000,000.00	20,000,000.00	03/06/26
2A3	30509807	IN	Fremont	CA	Actual/360	7.040%	87,608.89	0.00	0.00	N/A	06/06/33	--	16,000,000.00	16,000,000.00	03/06/26
3A2-1-1	30509832	RT	San Diego	CA	Actual/360	5.730%	133,700.00	0.00	0.00	N/A	06/01/33	--	30,000,000.00	30,000,000.00	03/01/26
3A2-2	30509834	RT	San Diego	CA	Actual/360	5.730%	133,700.00	0.00	0.00	N/A	06/01/33	--	30,000,000.00	30,000,000.00	03/01/26
3A2-3	30509835	RT	San Diego	CA	Actual/360	5.730%	111,416.67	0.00	0.00	N/A	06/01/33	--	25,000,000.00	25,000,000.00	03/01/26
4A2	30530255	MU	West Hollywood	CA	Actual/360	5.941%	158,956.67	0.00	0.00	N/A	02/06/33	--	34,400,000.00	34,400,000.00	03/06/26
4A3	30530256	MU	West Hollywood	CA	Actual/360	5.941%	138,625.00	0.00	0.00	N/A	02/06/33	--	30,000,000.00	30,000,000.00	03/06/26
5	30509749	RT	Lake Zurich	IL	Actual/360	7.070%	288,691.67	0.00	0.00	N/A	05/06/33	--	52,500,000.00	52,500,000.00	03/06/26
6A1	30509882	IN	VAR	VAR	Actual/360	5.935%	230,805.56	0.00	0.00	N/A	07/06/33	--	50,000,000.00	50,000,000.00	03/06/26
7A4-1	30321736	OF	Boston	MA	Actual/360	6.298%	146,953.33	0.00	0.00	N/A	07/06/28	--	30,000,000.00	30,000,000.00	03/06/26
7A8-1	30321743	OF	Boston	MA	Actual/360	6.298%	97,968.89	0.00	0.00	N/A	07/06/28	--	20,000,000.00	20,000,000.00	03/06/26
8A2	30509780	LO	Miami Beach	FL	Actual/360	6.990%	133,198.33	0.00	0.00	N/A	06/01/33	--	24,500,000.00	24,500,000.00	03/01/26
8A3-1	30509781	LO	Miami Beach	FL	Actual/360	6.990%	48,386.33	0.00	0.00	N/A	06/01/33	--	8,900,000.00	8,900,000.00	03/01/26
8A5-1	30509783	LO	Miami Beach	FL	Actual/360	6.990%	90,248.67	0.00	0.00	N/A	06/01/33	--	16,600,000.00	16,600,000.00	03/01/26
9A1-C3	30321731	RT	Scottsdale	AZ	Actual/360	6.043%	169,739.31	0.00	0.00	N/A	03/06/28	--	36,112,800.00	36,112,800.00	03/06/26
9A1-C3-B	30513129				Actual/360	6.338%	13,864.28	0.00	0.00	N/A	03/06/28	--	2,812,600.00	2,812,600.00	03/06/26
9A1-C3-C	30513130				Actual/360	9.025%	14,561.95	0.00	0.00	N/A	03/06/28	--	2,074,600.00	2,074,600.00	03/06/26
10A9	30509840	OF	Philadelphia	PA	Actual/360	7.787%	181,708.33	0.00	0.00	N/A	06/06/28	--	30,000,000.00	30,000,000.00	03/06/26
10A11	30509842	OF	Philadelphia	PA	Actual/360	7.787%	60,569.44	0.00	0.00	N/A	06/06/28	--	10,000,000.00	10,000,000.00	03/06/26
11	30509846	RT	Las Vegas	NV	Actual/360	6.758%	189,238.00	0.00	0.00	N/A	06/06/33	--	36,000,000.00	36,000,000.00	03/06/26
12	30509831	IN	Landover	MD	Actual/360	7.210%	172,046.62	0.00	0.00	N/A	06/01/33	--	30,680,000.00	30,680,000.00	03/01/26
13A-1-C1A	30530268	RT	Las Vegas	NV	Actual/360	6.805%	131,053.77	0.00	0.00	N/A	06/06/28	--	24,759,069.77	24,759,069.77	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
13A-1-C1B	30509917	RT	Las Vegas	NV	Actual/360	7.253%	20,907.77	0.00	0.00	N/A	06/06/28	--	3,706,046.51	3,706,046.51	03/06/26
13A-1-C1C	30509918	RT	Las Vegas	NV	Actual/360	9.351%	11,162.96	0.00	0.00	N/A	06/06/28	--	1,534,883.72	1,534,883.72	03/06/26
14	30509968	LO	Goleta	CA	Actual/360	6.719%	146,324.89	0.00	0.00	N/A	07/06/33	--	28,000,000.00	28,000,000.00	03/06/26
15A1	30530266	IN	St. Louis Park	MN	Actual/360	6.985%	143,859.96	0.00	0.00	N/A	06/06/33	--	26,480,000.00	26,480,000.00	03/06/26
16A3	30509705	OF	Jersey City	NJ	Actual/360	5.840%	113,555.56	0.00	0.00	N/A	04/06/28	--	25,000,000.00	25,000,000.00	02/06/26
17A2	30509757	RT	VAR	VAR	Actual/360	6.910%	92,011.01	86,749.81	0.00	N/A	05/06/33	--	17,120,096.61	17,033,346.80	03/06/26
17A3	30509758	RT	VAR	VAR	Actual/360	6.910%	23,002.75	21,687.46	0.00	N/A	05/06/33	--	4,280,024.00	4,258,336.54	03/06/26
18A4-B	30509678	OF	Detroit	MI	Actual/360	6.020%	62,273.56	0.00	0.00	N/A	07/01/32	--	13,300,000.00	13,300,000.00	03/01/26
18A5	30509132	OF	Detroit	MI	Actual/360	6.020%	46,822.22	0.00	0.00	N/A	07/01/32	--	10,000,000.00	10,000,000.00	03/01/26
19A2	30509833	LO	Indianapolis	IN	Actual/360	7.080%	99,694.91	25,052.30	0.00	N/A	04/06/33	--	18,104,401.67	18,079,349.37	03/06/26
20	30509860	OF	Humble	TX	Actual/360	7.310%	91,595.94	21,635.42	0.00	N/A	06/06/33	--	16,110,288.52	16,088,653.10	01/06/25
21A1	30509830	OF	Atlanta	GA	Actual/360	8.305%	95,105.79	18,164.71	0.00	N/A	06/01/28	--	14,723,524.20	14,705,359.49	03/01/26
22	30509775	RT	Green Valley	AZ	Actual/360	6.190%	58,976.94	0.00	0.00	N/A	05/06/33	--	12,250,000.00	12,250,000.00	03/06/26
23	30509853	LO	Dripping Springs	TX	Actual/360	7.620%	66,662.34	14,694.39	0.00	N/A	06/06/33	--	11,247,863.62	11,233,169.23	03/06/26
Totals							4,621,720.78	187,984.09	0.00				901,696,198.62	901,508,214.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	14,984,794.19	15,388,087.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	14,984,794.19	15,388,087.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A4	14,984,794.19	15,388,087.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	14,984,794.19	15,388,087.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	14,984,794.19	15,388,087.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	23,696,227.89	24,361,429.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	23,696,227.89	24,361,429.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	23,696,227.89	24,361,429.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-1-1	89,009,196.28	97,347,226.32	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-2	89,009,196.28	97,347,226.32	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2-3	89,009,196.28	97,347,226.32	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	23,923,223.60	22,209,241.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	23,923,223.60	22,209,241.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,455,362.69	5,228,983.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	7,917,717.48	3,634,717.78	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4-1	75,161,210.52	67,875,050.24	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A8-1	75,161,210.52	67,875,050.24	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	24,351,324.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A3-1	24,351,324.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A5-1	24,351,324.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1-C3	80,025,666.20	80,744,531.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1-C3-B	80,025,666.20	80,744,531.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1-C3-C	80,025,666.20	80,744,531.56	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A9	26,010,067.00	22,543,500.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A11	26,010,067.00	22,543,500.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,442,743.16	3,967,531.75	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,142,729.64	4,561,100.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-1-C1A	50,267,881.64	47,432,927.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
13A-1-C1B	50,267,881.64	47,432,927.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-1-C1C	50,267,881.64	47,432,927.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,396,408.20	4,223,320.86	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	2,311,883.47	4,157,495.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16A3	23,607,527.75	22,564,792.74	01/01/25	12/31/25	--	0.00	0.00	113,506.95	113,506.95	0.00	0.00
17A2	10,347,749.99	10,939,119.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A3	10,347,749.99	10,939,119.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A4-B	28,225,408.10	30,056,884.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A5	28,225,408.10	30,056,884.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	09/08/25	0.00	125,672.59	113,043.28	1,459,089.65	17,299.35	0.00
21A1	3,543,655.38	3,728,572.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,047,940.39	1,770,921.91	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,461,366.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,261,637,514.92	1,187,683,814.77				0.00	125,672.59	226,550.23	1,572,596.60	17,299.35	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	1	16,088,653.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.589917%	6.572295%	73
02/18/26	0	0.00	0	0.00	1	16,110,288.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590038%	6.572416%	74
01/16/26	0	0.00	0	0.00	1	16,122,036.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590113%	6.572491%	75
12/17/25	0	0.00	0	0.00	1	16,133,710.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590187%	6.572565%	76
11/18/25	0	0.00	0	0.00	1	16,148,569.93	0	0.00	0	0.00	3	46,689,204.49	0	0.00	0	0.00	6.590276%	6.572654%	77
10/20/25	0	0.00	0	0.00	1	16,160,078.09	0	0.00	0	0.00	0	0.00	2	505,591.91	0	0.00	6.590349%	6.572727%	78
09/17/25	0	0.00	0	0.00	1	16,174,778.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590615%	6.572994%	79
08/15/25	0	0.00	0	0.00	1	16,186,122.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590686%	6.573066%	80
07/17/25	0	0.00	0	0.00	1	16,197,395.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590756%	6.573136%	81
06/17/25	0	0.00	0	0.00	1	16,211,869.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590841%	6.573221%	82
05/16/25	0	0.00	0	0.00	1	16,222,981.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590911%	6.573291%	83
04/17/25	0	0.00	1	16,237,300.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.590995%	6.573375%	84
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16A3	30509705	02/06/26	0	A	113,506.95	113,506.95	0.00	25,000,000.00
20	30509860	01/06/25	13	6	113,043.28	1,459,089.65	96,693.48	16,279,742.10	04/17/25	2
Totals					226,550.23	1,572,596.60	96,693.48	41,279,742.10
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		41,000,000	41,000,000	0		0
25 - 36 Months		159,705,359	159,705,359	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		700,802,855	684,714,202	16,088,653		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	901,508,215	885,419,561	0	0	16,088,653	0
Feb-26	901,696,199	885,585,910	0	0	16,110,289	0
Jan-26	901,833,197	885,711,161	0	0	16,122,036	0
Dec-25	901,969,364	885,835,654	0	0	16,133,710	0
Nov-25	902,121,401	885,972,831	0	0	16,148,570	0
Oct-25	902,255,817	886,095,739	0	0	16,160,078	0
Sep-25	902,908,866	886,734,088	0	0	16,174,778	0
Aug-25	903,038,579	886,852,456	0	0	16,186,122	0
Jul-25	903,167,505	886,970,109	0	0	16,197,396	0
Jun-25	903,312,574	887,100,704	0	0	16,211,870	0
May-25	903,439,834	887,216,852	0	0	16,222,982	0
Apr-25	903,583,300	887,346,000	0	16,237,301	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30509831	30,680,000.00	30,680,000.00	67,800,000.00	05/02/23	4,452,040.64	1.99000	12/31/25	06/01/33	I/O
20	30509860	16,088,653.10	16,279,742.10	35,800,000.00	04/05/23	6,037,509.11	4.44000	12/31/23	06/06/33	326
Totals		46,768,653.10	46,959,742.10	103,600,000.00		10,489,549.75

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30509831	IN	MD	11/10/25	98

2/11/2026 - The Loan transferred to special servicing effective 11/13/25 for imminent default due to guarantor bankruptcy. The loan is secured by a +/- 266,000 SF office building in Landover, MD that is 100% occupied by the United States GSA.

Legal counsel has been engaged. Proof of claim has been filed by lender in the guarantor bankruptcy for the contingent liability. The special servicer continues to evaluate available rights and remedies.

20	30509860	OF	TX	04/17/25	2

2/11/2026 - The loan transferred to special servicing effective 4/17/2025 due to payment default. The Borrower is reportedly experiencing collection issues, most notably from an affiliate-tenant (+/- 50% NRA) which is currently in bankruptcy.

Legal counsel has been engaged and the debt formally demanded. Borrower has executed the PNA and requested reinstatement amounts. Special servicer sought a receiver to manage the asset (which has many owner-affiliated tenants), which was approved by the court in December 2025. Special Servicer continues to evaluate rights and remedies.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
16A3	30509705	0.00	5.84000%	0.00	5.84000%	8	07/31/25	07/31/25	10/27/25
17A2	30509757	0.00	6.91000%	0.00	6.91000%	8	09/26/25	09/26/25	10/27/25
17A3	30509758	0.00	6.91000%	0.00	6.91000%	8	09/26/25	09/26/25	10/27/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	(11,078.88)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(7,578.88)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(7,578.88)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27